Shareholder Fees ((Wells Fargo Advantage Strategic Municipal Bond Fund))	0 Months Ended
Oct. 01, 2011
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Strategic Municipal Bond Fund - Administrator Class) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none